UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

       This Amendment (Check only one):  | |  is a restatement
                                         | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Starwood Real Estate Securities, LLC
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830


Form 13F File Number:
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Gottschalk
Title:            Chief Financial Officer and Chief Compliance Officer
Phone:            203-422-7739

Signature, Place and Date of Signing:


    /s/ Steven N. Gottschalk       Greenwich, CT              February 13, 2007
-------------------------------    -------------              -----------------
         [Signature]               [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               1
                                                     -------------------------

Form 13F Information Table Entry Total:                         35
                                                     -------------------------

Form 13F Information Table Value Total:                      $343,584
                                                     -------------------------

                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number     Name

1          28-                      Starwood Capital Group Management, L.L.C.
-             ----------------      -----------------------------------------

                                       STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F
                                          Quarter Ended December 29, 2006

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                           CLASS                   VALUE     SHRS OR  SH/  PUT/  INVESTMENT       OTHER         VOTING AUTHORITY
                           ------                  ------    -------  ---  ----  ----------       -----         ----------------
NAME OF ISSUER             TITLE         CUSIP   (X$1,000)   PRN AMT  PRN  CALL  DISCRETION     MANAGERS      SOLE    SHARED  NONE
--------------             -----         -----   ---------   -------  ---  ----  ----------     --------      ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTY      COM         024835100   $6,918    243,000   SH         SOLE                      243,000
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AMERICAN FINL RLTY TR      COM         02607P305   $5,321    465,100   SH         SOLE                      465,100
------------------------------------------------------------------------------------------------------------------------------------

ASSOCIATED ESTATES RLTY    COM         045604105   $3,748    272,800   SH         SOLE                      272,800
------------------------------------------------------------------------------------------------------------------------------------

BJS WHOLESALE CLUB INC     COM         05548J106   $3,204    103,000   SH         SOLE                      103,000
------------------------------------------------------------------------------------------------------------------------------------

BOSTON PROPERTIES INC      COM         101121101  $13,202    118,000   SH         SOLE                      118,000
------------------------------------------------------------------------------------------------------------------------------------

DCT INDUSTRIAL TRUST INC   COM         233153105   $7,180    608,500   SH         SOLE                      608,500
------------------------------------------------------------------------------------------------------------------------------------

EQUITY LIFESTYLE PPTYS     COM         29472R108   $5,035     92,500   SH         SOLE                       92,500
------------------------------------------------------------------------------------------------------------------------------------

EQUITY OFFICE PPTYS TR     COM         294741103   $4,937    102,500   SH         SOLE                      102,500
------------------------------------------------------------------------------------------------------------------------------------

EQUITY RESIDENTIAL         SH BEN INT  29476L107   $7,359    145,000   SH         SOLE                      145,000
------------------------------------------------------------------------------------------------------------------------------------

FEDERAL RLTY INVS TR       COM         313747206   $9,393    110,500   SH         SOLE                      110,500
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA EAST COAST INDS    COM         340632108   $5,275     88,500   SH         SOLE                       88,500
------------------------------------------------------------------------------------------------------------------------------------

FREMONT GENERAL CORP       COM         357288109   $3,996    246,500   SH         SOLE                      246,500
------------------------------------------------------------------------------------------------------------------------------------

GENERAL GROWTH PPTYS       COM         370021107   $4,701     90,000   SH         SOLE                       90,000
------------------------------------------------------------------------------------------------------------------------------------

GRUBB & ELLIS CO           COM         400095204   $3,944    342,400   SH         SOLE                      324,400
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE PPTY INVS      COM         421915109   $3,807    103,400   SH         SOLE                      103,400
------------------------------------------------------------------------------------------------------------------------------------

HEALTHCARE RLTY TR         COM         421946104   $3,321     84,000   SH         SOLE                       84,000
------------------------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP         COM         432848109   $4,223    121,000   SH         SOLE                      121,000
------------------------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP         COM         432848109  $81,457  2,334,000   SH         SHARED-OTHER   1                       2,334,000
------------------------------------------------------------------------------------------------------------------------------------

LIBERTY PROPERTY TR        SH BEN INT  531172104   $7,764    158,000   SH         SOLE                      158,000
------------------------------------------------------------------------------------------------------------------------------------

MAGNA ENTMT CORP           CL A        559211107   $2,066    458,200   SH         SOLE                      458,200
------------------------------------------------------------------------------------------------------------------------------------

NATIONWIDE HEALTH PPTY     COM         638620104   $3,611    119,500   SH         SOLE                      119,500
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ORIENT-EXPRESS HOTELS      CL A        G67743107   $9,511    201,000   SH         SOLE                      201,000
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ORIENT-EXPRESS HOTELS      CL A        G67743107  $64,947  1,372,500   SH         SHARED-OTHER   1                       1,372,500
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

                                       STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F
                                          Quarter Ended December 29, 2006

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PUBLIC STORAGE INC         COM         74460D109   $6,094     62,500   SH         SOLE                       62,500
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REPUBLIC PROPERTY TRUST    COM         760737106   $4,959    429,700   SH         SOLE                      429,700
------------------------------------------------------------------------------------------------------------------------------------

SENIOR HOUSING PPTY TR     COM         81721M109   $1,958     80,000   SH         SOLE                       80,000
------------------------------------------------------------------------------------------------------------------------------------

SL GREEN REALTY CORP       COM         78440X101   $5,510     41,500   SH         SOLE                       41,500
------------------------------------------------------------------------------------------------------------------------------------

SUNRISE SENIOR LIVING INC  COM         86768K106   $3,272    106,500   SH         SOLE                      106,500
------------------------------------------------------------------------------------------------------------------------------------

SUNSTONE HOTEL INVS INC    COM         867892101   $5,012    187,500   SH         SOLE                      187,500
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TAUBMAN CENTERS INC        COM         876664103   $4,272     84,000   SH         SOLE                       84,000
------------------------------------------------------------------------------------------------------------------------------------

THOMAS PPTYS GROUP INC     COM         884453101     $802     50,100   SH         SOLE                       50,100
------------------------------------------------------------------------------------------------------------------------------------

VENTAS INC                 COM         92276F100   $4,634    109,500   SH         SOLE                      109,500
------------------------------------------------------------------------------------------------------------------------------------

VORNADO REALTY TRUST       COM         929042109  $13,608    112,000   SH         SOLE                      112,000
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON REAL ESTATE     COM         939653101  $26,000    650,000   SH         SHARED-OTHER   1                         650,000
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WINTHROP REALTY TRUST      SH BEN INT  976391102   $2,543    371,200   SH         SOLE                       371,200
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